Credit Risk Concentrations (Detail) - Schedule of diversification of the Account's portfolio by region and property type	12 Months Ended
	Dec. 31, 2012
Concentration Risk Percentage	100.00%	[1]
East [Member] | Office [Member]
Concentration Risk Percentage	20.40%	[1]
East [Member] | Apartment [Member]
Concentration Risk Percentage	9.70%	[1]
East [Member] | Industrial [Member]
Concentration Risk Percentage	0.70%	[1]
East [Member] | Retail [Member]
Concentration Risk Percentage	3.40%	[1]
East [Member] | Others [Member]
Concentration Risk Percentage	2.80%	[1],[2]
East [Member]
Concentration Risk Percentage	37.00%	[1]
West [Member] | Office [Member]
Concentration Risk Percentage	15.30%	[1]
West [Member] | Apartment [Member]
Concentration Risk Percentage	6.60%	[1]
West [Member] | Industrial [Member]
Concentration Risk Percentage	7.70%	[1]
West [Member] | Retail [Member]
Concentration Risk Percentage	4.00%	[1]
West [Member] | Others [Member]
Concentration Risk Percentage	0.20%	[1],[2]
West [Member]
Concentration Risk Percentage	33.80%	[1]
South [Member] | Office [Member]
Concentration Risk Percentage	6.70%	[1]
South [Member] | Apartment [Member]
Concentration Risk Percentage	5.40%	[1]
South [Member] | Industrial [Member]
Concentration Risk Percentage	3.80%	[1]
South [Member] | Retail [Member]
Concentration Risk Percentage	8.30%	[1]
South [Member] | Others [Member]
Concentration Risk Percentage	0.30%	[1],[2]
South [Member]
Concentration Risk Percentage	24.50%	[1]
Midwest [Member] | Office [Member]
Concentration Risk Percentage	0.30%	[1]
Midwest [Member] | Apartment [Member]
Concentration Risk Percentage		[1]
Midwest [Member] | Industrial [Member]
Concentration Risk Percentage	1.00%	[1]
Midwest [Member] | Retail [Member]
Concentration Risk Percentage	0.20%	[1]
Midwest [Member] | Others [Member]
Concentration Risk Percentage		[1],[2]
Midwest [Member]
Concentration Risk Percentage	1.50%	[1]
Ukand France [Member] | Office [Member]
Concentration Risk Percentage	1.60%	[1],[3]
Ukand France [Member] | Apartment [Member]
Concentration Risk Percentage		[1],[3]
Ukand France [Member] | Industrial [Member]
Concentration Risk Percentage		[1],[3]
Ukand France [Member] | Retail [Member]
Concentration Risk Percentage	1.60%	[1],[3]
Ukand France [Member] | Others [Member]
Concentration Risk Percentage		[1],[2],[3]
Ukand France [Member]
Concentration Risk Percentage	3.20%	[1],[3]
Office [Member]
Concentration Risk Percentage	44.30%	[1]
Apartment [Member]
Concentration Risk Percentage	21.70%	[1]
Industrial [Member]
Concentration Risk Percentage	13.20%	[1]
Retail [Member]
Concentration Risk Percentage	17.50%	[1]
Others [Member]
Concentration Risk Percentage	3.30%	[1],[2]

[1]	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.
[2]	Represents interest in Storage Portfolio investment, a fee interest encumbered by a ground lease real estate investment and undeveloped land.
[3]	Represents real estate investments in the United Kingdom and France.